SCHEDULE OF UNREALIZED GAINS AND LOSSES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Investment in equity securities, initial book value	$ 22,653,225	$ 22,653,225	$ 22,640,519
Investment in equity securities, unrealized gains			12,706
Investment in equity securities, unrealized losses
Investment in equity securities, fair value	22,653,225	22,653,225	22,653,225
GMP Bio [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Investment in equity securities, initial book value	22,653,225	22,653,225	22,640,519
Investment in equity securities, unrealized gains			12,706
Investment in equity securities, unrealized losses
Investment in equity securities, fair value	$ 22,653,225	$ 22,653,225	$ 22,653,225